Other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	€ 12,447
Intangible assets other than goodwill	12,519	€ 12,447
Contractual commitments for acquisition of intangible assets	624	1,419
Development expenditures
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	10,507
Additions			€ 2,079
Amortization	1,250	1,358	1,456
Impairment losses and asset write-offs	(503)	(949)	(147)
Intangible assets other than goodwill	10,558	10,507
Additions other than through business combinations, intangible assets other than goodwill			2,079
Development expenditures | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	22,926	20,228
Additions	2,640	2,889
Divestitures	81	338
Translation differences and other changes	(1,327)	147
Transfer to Assets held for sale	0	0
Intangible assets other than goodwill	24,158	22,926	20,228
Additions other than through business combinations, intangible assets other than goodwill	2,640	2,889
Development expenditures | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(12,419)	(10,403)
Amortization	(1,250)	(1,358)
Impairment losses and asset write-offs	503	949
Divestitures	(53)	(337)
Translation differences and other changes	519	(46)
Transfer to Assets held for sale	0	0
Intangible assets other than goodwill	(13,600)	(12,419)	(10,403)
Patents, concessions, licenses and credits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1,717
Intangible assets other than goodwill	1,781	1,717
Patents, concessions, licenses and credits | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	4,572	3,999
Additions	745	600
Divestitures	134	127
Translation differences and other changes	(333)	103
Transfer to Assets held for sale	0	3
Intangible assets other than goodwill	4,850	4,572	3,999
Additions other than through business combinations, intangible assets other than goodwill	745	600
Patents, concessions, licenses and credits | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(2,855)	(2,362)
Amortization	(408)	(426)
Impairment losses and asset write-offs	0	0
Divestitures	0	(2)
Translation differences and other changes	194	(72)
Transfer to Assets held for sale	0	(3)
Intangible assets other than goodwill	(3,069)	(2,855)	(2,362)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	223
Intangible assets other than goodwill	180	223
Other intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	600	636
Additions	177	67
Divestitures	173	82
Translation differences and other changes	(50)	(5)
Transfer to Assets held for sale	0	16
Intangible assets other than goodwill	554	600	636
Additions other than through business combinations, intangible assets other than goodwill	177	67
Other intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(377)	(349)
Amortization	(32)	(48)
Impairment losses and asset write-offs	1	4
Divestitures	(15)	(8)
Translation differences and other changes	21	3
Transfer to Assets held for sale	0	(13)
Intangible assets other than goodwill	(374)	(377)	(349)
Finite-lived intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	12,447
Intangible assets other than goodwill	12,519	12,447
Finite-lived intangible assets | Gross amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	28,098	24,863
Additions	3,562	3,556
Divestitures	388	547
Translation differences and other changes	(1,710)	245
Transfer to Assets held for sale	0	19
Intangible assets other than goodwill	29,562	28,098	24,863
Additions other than through business combinations, intangible assets other than goodwill	3,562	3,556
Finite-lived intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(15,651)	(13,114)
Amortization	(1,690)	(1,832)
Impairment losses and asset write-offs	504	953
Divestitures	(68)	(347)
Translation differences and other changes	734	(115)
Transfer to Assets held for sale	0	(16)
Intangible assets other than goodwill	€ (17,043)	(15,651)	€ (13,114)
Rationalization of product portfolio plans
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment losses and asset write-offs		€ (813)